Long-Term Debt - Term Bank Loans (Details)	2 Months Ended	3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended
	Feb. 15, 2018 USD ($)	Apr. 04, 2018 USD ($)	Apr. 03, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 27, 2018 USD ($)	Jun. 07, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Term loan balances outstanding							$ 1,619,266,000		$ 1,512,978,000
Eleven vessels
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 162,575,000
Duration of term bank loan	5 years
Amount drawn down			$ 162,575,000
Number of repayment installments	10
Debt periodic payment							semi-annual
Debt periodic payment amount	$ 11,561,000
Debt balloon payment	$ 46,965,000
Prepaid amount		$ 181,168,000
Debt Instrument Maturity Date, Start							Oct. 31, 2018
Debt Instrument Maturity Date, End							Apr. 30, 2019
Shuttle tanker Rio 2016
Debt Instrument [Line Items]
Debt Instrument Face Amount					$ 12,475,000
Amount drawn down				$ 12,475,000
Number of repayment installments					12
Debt periodic payment							semi-annual
Debt periodic payment amount					$ 3,203,000
Debt balloon payment					$ 38,438,000
Shuttle tanker Brazil 2014
Debt Instrument [Line Items]
Debt Instrument Face Amount						$ 80,000,000
Duration of term bank loan						6 years
Amount drawn down						$ 80,000,000
Number of repayment installments						12
Debt periodic payment							semi-annual
Debt balloon payment						$ 37,055,000
Maria Princess, Nippon Princess and Ise Princess
Debt Instrument [Line Items]
Debt Instrument Face Amount								$ 48,650,000
Number of repayment installments								10
Debt periodic payment							semi-annual
Debt periodic payment amount								$ 3,041,000
Debt balloon payment								$ 18,240,000
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment							quarterly or semi-annual
Variable rate basis							LIBOR
Debt Instrument Maturity Date, Start							Oct. 31, 2018
Debt Instrument Maturity Date, End							Jan. 31, 2027
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							3.54%
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.33%
First six installments | Shuttle tanker Brazil 2014
Debt Instrument [Line Items]
Debt periodic payment amount						3,745,000
Second six installments | Shuttle tanker Brazil 2014
Debt Instrument [Line Items]
Debt periodic payment amount						3,412,500
8-year term loan
Debt Instrument [Line Items]
Repayment of debt						$ 66,658,000